Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Sts.
Philadelphia, PA 19103-6996
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

July 21, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Hatteras 1099 Advantage Institutional Fund (formerly Hatteras Ramius 1099 Institutional Fund)
(File Nos. 333-158261/811-22284)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is an amendment to the registration statement on Form N-2 (the “Registration Statement”) of Hatteras 1099 Advantage Institutional Fund (the “Registrant”).  The Registration Statement is being filed pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and the applicable rules thereunder.

Questions and comments may be directed to the undersigned at (215) 988-2959.

Very truly yours,

/s/ Joshua B. Deringer
Joshua B. Deringer